INTANGIBLE ASSETS AND GOODWILL - Schedule of Estimated Future Amortization Expense on Acquired Intangibles (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Intangible Assets - Future Amortization [Abstract]
2025	$ 258
Net	$ 258	$ 650